4. Stockholders Equity (Details Narrative) (USD $)	7 Months Ended
Dec. 31, 2014
Options [Member]
Stock options outstanding	568,182
Options granted	0
Options exercised	0
Options cancelled or forfeited	0
Options exercisable	568,182
Weighted average exercise price of options outstanding	$ 6.60
Weighted average remaining term options outstanding	2 years 9 months 29 days
Warrants [Member]
Warrants outstanding	871,591
Weighted average exercise price of warrants outstanding	$ 0.88
Weighted average remaining term warrants outstanding	2 years 9 months 29 days
Warrants exercisable	862,500